Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Notes Receivable/Accounts Receivable, Net [Abstract]
Accounts receivable	$ 24,135,940	$ 13,595,396
Less: Allowance for doubtful accounts	(446,357)
Accounts receivable, net	$ 23,689,583	$ 13,595,396